SEGMENT AND GEOGRAPHICAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 280,025	$ 380,468
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	133,119	227,656
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	72,572	82,056
Philippines
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	59,485	60,216
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	30	3,372
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	11,857	4,519
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,905	2,628
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 57	$ 21